Investments in Affiliated Companies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Business-Combination	Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Impairment charges for equity method investments	$ 0	$ 0
Sales to equity method investees	214	$ 98
Variable interest entities, maximum exposure to any potential losses	$ 187
Getrag Group Of Companies [Member]
Schedule of Equity Method Investments [Line Items]
Number of investees, determined as variable interest entities | Business-Combination	2